INVESTMENTS UNDER RESALE AGREEMENTS AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Total		$ 6,736
From 1 Day and less than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total		6,736
More than 3 months to 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Total
More than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		6,736
Chilean Central Bank & Government Securities [Member] | From 1 Day and less than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total		6,736
Chilean Central Bank & Government Securities [Member] | More than 3 months to 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | More than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total		3,260
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member] | From 1 Day and less than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total		3,260
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member] | More than 3 months to 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member] | More than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member] | From 1 Day and less than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member] | More than 3 months to 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member] | More than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member]
Disclosure of fair value measurement of assets [line items]
Total		3,476
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member] | From 1 Day and less than 3 Months [Member]
Disclosure of fair value measurement of assets [line items]
Total		3,476
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member] | More than 3 months to 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member] | More than 1 Year [Member]
Disclosure of fair value measurement of assets [line items]
Total